[LOGO OF EATON VANCE APPEARS HERE]         [PHOTO OF AMERICAN FLAG APPEARS HERE]
Investing for the 21st Century


Semiannual Report June 30, 1997

[PHOTO OF STATUE OF LIBERTY APPEARS HERE]


                                  EATON VANCE

                                                        Cash Management Fund
                                    MONEY
                                                         Liquid Assets Trust
                                    MARKET
                                                           Money Market Fund
                                    FUNDS

                     Global Management-Global Distribution

                        [PHOTO OF COLUMNS APPEARS HERE]

EV Money Market Funds as of June 30, 1997

INVESTMENT UPDATE


[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

M. Dozier Gardner,
President


Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . During the first half of 1997, economic conditions in the U.S. were very favorable as the economy's expansion continued into its seventh year. Gross Domestic Product (GDP), the primary benchmark for measuring economic growth, increased at an annualized rate of 4.9% during the first quarter. In the second quarter, the economy slowed somewhat, with advance estimates showing an annualized GDP increase of 2.2%.

 . Unemployment remained low throughout the period, hitting a 24-year low of 4.8% in May and rising slightly to 5.0% in June.

 . The continued growth of the economy, combined with a tight labor market, has caused concern that inflation may increase. Thus far this has not occurred. During the first half of 1997, the Consumer Price Index rose at an annual rate of only 1.4%, the slowest rate of increase since 1986.

  The Market

 . The six-month period was a fairly quiet and stable one for short-term bonds.
  The exception was an increase in the Federal Funds target rate by 0.25% to 5.50% on March 25. The Fed Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

 . As the chart to the right indicates, 60-day commercial paper (CP) rates rose roughly 0.25% after the increase in the Federal Funds target rate. Prior to the rate increase, 60-day commercial paper rates averaged 5.3%; after rates were raised, CP rates averaged 5.6%.

 . 60-day commercial paper is a commonly used liquid investment for money market funds. On average, approximately 80% of the assets of the Eaton Vance Money Market Funds is invested in high-quality commercial paper.


The Portfolio
--------------------------------------------------------------------------------
  About The Portfolio

 . The Portfolio continues to invest only in securities of the highest quality.
  Each of its commercial paper holdings have been given the top credit rating by at least two nationally recognized statistical rating organizations.

 . The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of high quality.*

 . The Portfolio continues to maintain an average maturity of between 30 and 40 days.


               Short-Term interest rates Rose With Increase In
                             Fed Funds Target Rate

                         60-Day Commercial Paper Rates

12/31/96     0.054            2/3/97     0.0532              3/3/97      0.0532
            0.0535                       0.0531                          0.0532
            0.0537                       0.0531                          0.0533
            0.0534                       0.0531                          0.0533
            0.0534                       0.0531                          0.0533
            0.0532                       0.0529                          0.0533
            0.0532                       0.0529                          0.0532
            0.0533                       0.0529                          0.0533
            0.0534                       0.0529                          0.0533
            0.0536                       0.0528                          0.0534
            0.0533                       0.0527                          0.0536
            0.0532                       0.0526                          0.0537
            0.0532                       0.0526                          0.0537
            0.0534                       0.0526                           0.054
            0.0534                       0.0527                          0.0548
            0.0532                       0.0527                          0.0552
            0.0533                        0.053                          0.0553
            0.0533                        0.053                          0.0555
            0.0534                       0.0532                          0.0556
            0.0534                                                       0.0558
            0.0533                                                       0.0559
            0.0532
            0.0533

4/1/97      0.0556            5/1/97     0.0557              6/2/97      0.0556
            0.0556                       0.0557                          0.0557
            0.0556                       0.0556                          0.0556
            0.0555                       0.0557                          0.0556
            0.0555                       0.0556                          0.0556
            0.0555                       0.0562                          0.0554
            0.0554                       0.0559                          0.0555
            0.0555                       0.0561                          0.0555
            0.0554                       0.0561                          0.0554
            0.0556                       0.0558                          0.0555
            0.0555                       0.0558                          0.0554
            0.0555                       0.0559                          0.0555
            0.0556                       0.0562                          0.0555
            0.0555                       0.0563                          0.0556
            0.0556                       0.0555                          0.0556
            0.0557                       0.0555                          0.0555
            0.0556                       0.0555                          0.0556
            0.0556                       0.0556                          0.0556
            0.0557                       0.0558                          0.0555
             0.056                       0.0556                          0.0555
            0.0557                       0.0557
            0.0557

6/30/97     0.0557

--------------------------------------------------------------------------------
* An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of June 30, 1997

                                                                                    Cash                Liquid              Money
                                                                                Management Fund       Assets Fund        Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investment in Cash Management Portfolio, at value (Note 1A)                        $88,192,304        $15,887,744        $31,449,693
Receivable for Fund shares sold                                                        872,263               --               76,003
Receivable from Fund Administrator (Note 4)                                               --                 --                2,336
Deferred organization expenses (Note 1D)                                                  --                 --               19,144
Other assets                                                                            13,926               --                6,413
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       $89,078,493        $15,887,744        $31,553,589
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                  $   141,246        $    25,410        $    35,001
Payable for Fund shares redeemed                                                       792,963             14,497            505,854
Payable to affiliate for Trustees' fees (Note 4)                                           753               --                 --
Accrued expenses                                                                          --                3,420               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  $   934,962        $    43,327        $   540,855
------------------------------------------------------------------------------------------------------------------------------------
Net Assets (represented by paid-in-capital)                                        $88,143,531        $15,844,417        $31,012,734
------------------------------------------------------------------------------------------------------------------------------------


Shares of Beneficial Interest Outstanding (Note 3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    88,143,531         15,844,417         31,012,734
------------------------------------------------------------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
------------------------------------------------------------------------------------------------------------------------------------
(Net assets/shares of beneficial interest outstanding)                             $      1.00        $      1.00        $      1.00
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended June 30, 1997

                                                                                         Cash             Liquid            Money
                                                                                    Management Fund     Assets Fund      Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                                              $ 2,650,217      $   485,872      $   825,633
Expenses allocated from Portfolio                                                        (289,393)         (53,165)         (89,822)
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               $ 2,360,824      $   432,707      $   735,811
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
   Administrator's organization (Note 4)                                              $     1,549      $      --        $      --
Custodian fee                                                                               4,827              884            1,502
Distribution fees (Note 5)                                                                   --             22,108          120,198
Transfer and dividend disbursing agent fees                                                41,014            7,075           12,020
Legal and accounting services                                                               5,890            5,890            5,890
Registration fees                                                                          16,860           13,885           14,876
Amortization of organization expenses (Note 1D)                                              --               --              3,452
Printing and postage                                                                        6,262            4,811            4,315
Miscellaneous                                                                               4,825            4,421            7,512
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        $    81,227      $    59,074      $   169,765
------------------------------------------------------------------------------------------------------------------------------------

Deduct --
    Preliminary allocation of expenses to the Administrator (Note 4)                  $        --      $        --      $     2,336
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                              $        --      $        --      $     2,336
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                          $    81,227      $    59,074      $   167,429
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                 $ 2,279,597      $   373,633      $   568,382
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended June 30, 1997


                                                                                        Cash            Liquid          Money
Increase (Decrease) in Net Assets                                                  Management Fund   Assets Fund      Market Fund
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                          $   2,279,597     $     373,633   $     568,382
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net Investment income                                                     $  (2,279,597)    $    (373,633)  $    (568,382)
----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of Fund shares                                              $ 282,158,850     $      11,029   $ 135,017,162
    Net asset value of shares issued to shareholders electing to receive
        payment of distributions in Fund shares                                        1,346,610           202,412         296,319
    Cost of Fund shares redeemed                                                    (347,052,839)       (4,279,360)   (135,550,941)
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from Fund share transactions                 $ (63,547,379)    $  (4,065,919)  $    (237,460)
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                              $ (63,547,379)    $  (4,065,919)  $    (237,460)
----------------------------------------------------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                             $ 151,690,910     $  19,910,336   $  31,250,194
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                   $  88,143,531     $  15,844,417   $  31,012,734
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1996

                                                                                         Cash            Liquid           Money
Increase (Decrease) in Net Assets                                                   Management Fund    Assets Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                           $   6,465,054    $   1,072,334    $     918,209
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                                                      $  (6,465,054)   $  (1,072,334)   $    (918,209)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of Fund shares                                               $ 614,892,840    $      49,292    $ 474,121,094
    Net asset value of shares issued to shareholders electing to
        receive payment of distributions in Fund shares                                 4,425,531          660,755          490,977
    Cost of Fund shares redeemed                                                     (622,878,579)     (14,825,975)    (456,313,118)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from Fund share transactions                  $  (3,560,208)   $ (14,115,928)   $  18,298,953
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                               $  (3,560,208)   $ (14,115,928)   $  18,298,953
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                              $ 155,251,118    $  34,026,264    $  12,951,241
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                    $ 151,690,910    $  19,910,336    $  31,250,194
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                     Cash Management Fund
                                                        ----------------------------------------------------------------------------
                                                        Six Months Ended                 Year Ended December 31,
                                                        June 30, 1997   ------------------------------------------------------------
                                                        (Unaudited)        1996        1995        1994        1993        1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $ 0.0234       $ 0.0470    $ 0.0522    $ 0.0345    $ 0.0251    $ 0.0306
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.0234)      $(0.0470)   $(0.0522)   $(0.0345)   $(0.0251)   $(0.0306)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                             2.37%          4.82%       5.35%       3.49%       2.54%       3.14%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $ 88,144       $151,691    $155,251    $111,622    $112,200    $161,986
Ratio of net expenses to average daily net assets/(2)/        0.77%+         0.74%       0.74%       0.84%       0.67%       0.76%
Ratio of net investment income to average
daily net assets/(2)/                                         4.72%+         4.70%       5.22%       3.40%       2.51%       3.09%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of Cash Management Portfolio's income and expenses for the six months ended June 30, 1997 and for the years ended December 31, 1996 and 1995 and for the period from May 2, 1994 to December 31, 1994.

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                   Liquid Assets Fund
                                            ----------------------------------------------------------------------------------------
                                            Six Months Ended               Year Ended December 31,              Year Ended March 31,
                                             June 30, 1997  -------------------------------------------------  ---------------------
                                              (Unaudited)     1996           1995         1994         1993*      1993++    1992++
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.00     $   1.00      $   1.00     $    1.00    $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $ 0.0209     $ 0.0432      $ 0.0505     $  0.0328    $ 0.0113   $ 0.0217   $ 0.0415
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.0209)    $(0.0432)     $(0.0505)    $ (0.0328)   $(0.0113)  $(0.0217)  $(0.0415)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of period               $   1.00     $   1.00      $   1.00     $    1.00    $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------


Total Return/(1)/                                  1.94%        4.41%         5.16%         3.29%      1.14%       2.35%      4.38%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+++
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $ 15,844     $ 19,910      $ 34,026     $ 118,599    $ 10,566   $ 18,553   $  9,145
Ratio of net expenses to average daily
    net assets/(2)/                                1.27%+       1.13%         0.91%         0.94%       1.49%+     0.92%      1.23%
Ratio of net investment income to average
    daily net assets/(2)/                          4.23%+       4.31%         5.11%         3.55%       1.66%+     2.33%      4.30%

+++ For the periods presented below, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                                                       1.80%+     1.42%      1.73%
    Net investment income/(2)/                                                                          1.35%+     1.85 %     3.80%
Net investment income per share                                                                     $ 0.0092   $ 0.0171   $ 0.0372
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the nine months ended December 31, 1993. The Liquid Assets Fund changed its fiscal year end from March 31 to December 31, effective December 31, 1993.
++    Audited by the Fund's previous auditors.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of Cash Management Portfolio's income and expenses for the six months ended June 30, 1997 and for the years ended December 31, 1996 and 1995 and for the period from May 2, 1994 to December 31, 1994.



                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                                     Money Market Fund
                                                                       ------------------------------------------------------
                                                                       Six Months Ended           Year Ended December 31,
                                                                       June 30, 1997          -------------------------------
                                                                       (Unaudited)               1996                  1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                 $   1.00               $   1.00              $   1.00
-----------------------------------------------------------------------------------------------------------------------------


Income from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  $ 0.0186               $ 0.0370              $ 0.0312
-----------------------------------------------------------------------------------------------------------------------------


Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.0186)              $(0.0370)             $(0.0312)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                       $   1.00               $   1.00              $   1.00
-----------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                          1.73%                  3.77%                 3.17%
-----------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                $ 31,013               $ 31,250              $ 12,951
Ratio of net expenses to average daily net assets/(2)/                     1.71%+                 1.73%                 1.68%+
Ratio of net investment income to average daily net assets/(2)/            3.78%+                 3.70%                 4.19%+

++ For the six months ended June 30, 1997, the year ended December 31, 1996 and for the period from April 5, 1995 (start of business) to December 31, 1995, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                          1.73%+                 1.76%                 1.85%+
    Net investment income/(2)/                                             3.77%+                 3.66%                 4.03%+
Net investment income per share                                        $ 0.0186               $ 0.0367              $ 0.0300
-----------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, April 5, 1994, to December 31, 1995.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of Cash Management Portfolio's income and expenses.

                       See notes to financial statements

EV Money Market Funds as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Mutuals Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen
  Funds, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton
  Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidity.

  The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (65.1% for Cash Management Fund, 11.7% for Liquid Assets Fund and 23.2% for Money Market Fund at June 30, 1997). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, Liquid Assets Fund, for federal income tax purposes, had capital loss carryovers of $6,977, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income. Such capital loss carryover will expire on December 31, 2001.

  D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information --The interim financial statements relating to June 30, 1997 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net investment income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are paid monthly. Dividends are paid in the form of additional shares or, at the election of the shareholder, in cash.

  The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Money Market Funds as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)  CONT'D


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:

                                           Cash Management Fund
                                  ----------------------------------------
                                  Six Months Ended
                                  June 30, 1997          Year Ended
                                  (Unaudited)            December 31, 1996
  ------------------------------------------------------------------------
  Sales                                282,158,850             614,892,840

  Issued to shareholders
    electing to receive payments
    of distributions in Fund
    shares                               1,346,610               4,425,531


    Redemptions                       (347,052,839)           (622,878,579)
  ------------------------------------------------------------------------

  Net decrease                         (63,547,379)             (3,560,208)
  ------------------------------------------------------------------------
                                              Liquid Assets Fund
                                  ----------------------------------------
                                  Six Months Ended
                                  June 30, 1997          Year Ended
                                  (Unaudited)            December 31, 1996
  ------------------------------------------------------------------------
  Sales                                     11,029                  49,292

  Issued to shareholders
    electing to receive payments
    of distributions in Fund
    shares                                 202,412                 660,755

  Redemptions                           (4,279,360)            (14,825,975)
  ------------------------------------------------------------------------

  Net decrease                          (4,065,919)            (14,115,928)
  ------------------------------------------------------------------------

                                             Money Market Fund
                                  ----------------------------------------
                                  Six Months Ended
                                  June 30, 1997          Year Ended
                                  (Unaudited)            December 31, 1996
  ------------------------------------------------------------------------
  Sales                                135,017,162             474,121,094

  Issued to shareholders
    electing to receive payments
    of distributions in Fund
    shares                                 296,319                 490,977

  Redemptions                         (135,550,941)           (456,313,118)
  ------------------------------------------------------------------------

  Net increase (decrease)                 (237,460)             18,298,953
  ------------------------------------------------------------------------

4 Transactions with Affiliates
  ------------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the six months ended June 30, 1997, $2,336 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of such investment adviser fee. Certain of the officers and Trustees of the Funds and Portfolio are officers and directors/trustees of the above organizations (Note 5).


5 Distribution Plan
  ------------------------------------------------------------------------------
  Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule
  12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid
  Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for share sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six month period ended June 30, 1997, Money Market Fund paid $112,686 to EVD, representing 0.75% of the Fund's average daily net assets. At June 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately
  $161,000 and $2,115,000 respectively.

  In addition, the Plan authorized the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees of the Funds had initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% (0.25% for

EV Money Market Funds as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six month period ended June 30, 1997, Money Market Fund and Liquid Assets Fund paid service fees to EVD and Authorized Firms in the amount of $7,512 and $22,108 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms were separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain of the officers and Trustees of the Funds are officers or directors of EVD.


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charges (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin 5% in the case of redemptions in the first and second year after purchase, declining one percentage point subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $98,000 and $29,000 of CDSC paid by shareholders for the six month period ended June 30, 1997 for the Money Market Fund and Liquid Assets Fund, respectively.


7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 1997 were as follows:

  Cash Management Fund
  ------------------------------------------------------------------------------
  Increases                                                       $ 285,568,977
  Decreases                                                         350,193,071

  Liquid Assets Fund
  ------------------------------------------------------------------------------
  Increases                                                       $      30,239
  Decreases                                                           4,574,623

  Money Market Fund
  ------------------------------------------------------------------------------
  Increases                                                       $ 145,229,845
  Decreases                                                         135,721,038

Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Commercial Paper -- 87.6%

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------

Agricultural Services -- 1.8%
--------------------------------------------------------------------------------
P-1        A-1       $2,500       Cargill, Inc., 5.51%, 9/22/97   $  2,468,241
--------------------------------------------------------------------------------
                                                                  $  2,468,241
--------------------------------------------------------------------------------

Auto and Parts -- 0.9%
--------------------------------------------------------------------------------
P-1        A-1       $1,200       Ford Motor Credit Co.,
                                  5.53%, 7/16/97                  $  1,197,235
--------------------------------------------------------------------------------
                                                                  $  1,197,235
--------------------------------------------------------------------------------

Banking and Finance -- 24.3%
--------------------------------------------------------------------------------
P-1        A-1+      $2,900       American Express Credit
                                  Corp., 5.51%, 7/2/97            $  2,899,556

P-1        A-1+       1,650       Asset Securitization Coop.
                                  Corp., 5.52%, 7/28/97/(1)/         1,643,169

P-1        A-1+       1,700       Asset Securitization Coop.
                                  Corp., 5.58%, 7/3/97/(1)/          1,699,473

P-1        A-1+       2,200       Associates Corp. of No.
                                  America, 5.55%, 9/19/97            2,172,867

P-1        A-1+       1,300       Associates Corp. of No.
                                  America, 5.61%, 8/12/97            1,291,491

P-1        A-1+       2,000       CIESCO, 5.55%, 8/4/97              1,989,517

P-1        A-1+       2,000       CIESCO, 5.58%, 7/17/97             1,995,040

P-1        A-1        2,500       CIT Group Holdings, Inc.,
                                  5.53%, 7/22/97                     2,491,935

P-1        A-1+       2,500       Corporate Asset Funding Co.,
                                  5.55%, 8/14/97/(2)/                2,483,042

P-1        A-1+       2,000       CXC, Inc., 5.60%, 7/14/97/(1)/     1,995,956

P-1        A-1+       2,600       Delaware Funding Corp.,
                                  5.68%, 7/11/97/(1)/                2,595,898

P-1        A-1+       3,000       Greenwich Asset Funding,
                                  5.57%, 7/21/97/(1)/                2,990,717

P-1        A-1+       2,900       Norwest Financial, Inc.,
                                  5.60%, 7/18/97                     2,892,331

P-1        A-1+       1,500       Norwest Financial, Inc.,
                                  5.60%, 7/25/97                     1,494,400

P-1        A-1+       2,300       U.S. Central Credit Union,
                                  5.52%, 9/24/97                     2,270,023
--------------------------------------------------------------------------------
                                                                  $ 32,905,415
--------------------------------------------------------------------------------

Business Products and Services -- 2.8%
--------------------------------------------------------------------------------
P-1        A-1+      $2,750       Pitney Bowes Credit Corp.,
                                  5.52%, 7/23/97                  $  2,740,723

P-1        A-1+       1,090       Pitney Bowes Credit Corp.,
                                  5.57%, 7/15/97                     1,087,639
--------------------------------------------------------------------------------
                                                                  $  3,828,362
--------------------------------------------------------------------------------

Chemicals -- 1.6%
--------------------------------------------------------------------------------
P-1        A-1+      $2,200       E.I. Dupont de Nemours &
                                  Co., 5.49%, 7/11/97/(1)/        $  2,196,645
--------------------------------------------------------------------------------
                                                                  $  2,196,645
--------------------------------------------------------------------------------

Communications Equipment -- 2.9%
--------------------------------------------------------------------------------
P-1        A-1+      $4,000       Ameritech Corp.,
                                  5.55%, 9/8/97                   $  3,957,450
--------------------------------------------------------------------------------
                                                                  $  3,957,450
--------------------------------------------------------------------------------

Electric Utilities -- 4.1%
--------------------------------------------------------------------------------
P-1        A-1+      $2,800       National Rural Utilities
                                  Coop. Co., 5.61%, 8/18/97       $  2,779,056

P-1        A-1+         800       Potomac Electric Power Co.,
                                  5.53%, 7/9/97                        799,017

P-1        A-1+       2,000       Teco Finance, Inc.,
                                  5.62%, 7/10/97/(1)/                1,997,190
--------------------------------------------------------------------------------
                                                                  $  5,575,263
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 8.9%
--------------------------------------------------------------------------------
P-1        A-1+      $2,000       General Electric Capital
                                  Corp., 5.57%, 8/22/97           $  1,983,909

P-1        A-1+       1,700       General Electric Capital
                                  Corp., 5.60%, 9/9/97               1,681,489

P-1        A-1+       1,600       General Electric Capital
                                  Corp., 5.60%, 8/15/97              1,588,800

P-1        A-1+       2,500       Motorola Credit Corp.,
                                  5.50%, 9/11/97                     2,472,500

P-1        A-1+       1,300       Motorola Credit Corp.,
                                  5.50%, 7/29/97                     1,294,439

P-1        A-1+       3,000       Panasonic Finance, Inc.,
                                  5.60%, 8/7/97/(1)/                 2,982,734
--------------------------------------------------------------------------------
                                                                  $ 12,003,871
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------

Food and Beverages -- 9.1%
--------------------------------------------------------------------------------
P-1        A-1       $1,830       Anheuser-Busch Co.,
                                  6.25%, 7/1/97/(1)/              $   1,830,000

P-1        A-1+       4,000       Coca-Cola Co.,
                                  5.50%, 8/11/97/(1)/                 3,974,944

P-1        A-1+       2,500       Kellogg Co., 5.50%, 8/6/97          2,486,250

P-1        A-1+       4,000       Nestle Capital Corp.,
                                  5.53%, 7/25/97                      3,985,253
--------------------------------------------------------------------------------
                                                                  $  12,276,447
--------------------------------------------------------------------------------

Household Products -- 5.7%
--------------------------------------------------------------------------------
P-1        A-1+      $  780       Procter & Gamble Co.,
                                  5.50%, 9/26/97                  $     769,633

P-1        A-1+       3,000       Proctor & Gamble Co.,
                                  5.52%, 7/7/97                       2,997,240

P-1        A-1+       4,000       Unilever Capital Corp.,
                                  5.64%, 7/8/97/(1)/                  3,995,613
--------------------------------------------------------------------------------
                                                                  $   7,762,486
--------------------------------------------------------------------------------

Insurance -- 17.3%
--------------------------------------------------------------------------------
P-1        A-1+      $2,000       AI Credit Corp.,
                                  5.60%, 7/16/97                  $   1,995,333

P-1        A-1+       2,200       AIG Funding, Inc.,
                                  5.52%, 9/10/97                      2,176,049

P-1        A-1+       2,500       American General Corp.,
                                  5.55%, 8/21/97                      2,480,344

P-1        A-1+       1,000       APC Funding Corp.,
                                  5.55%, 7/15/97                        997,842

P-1        A-1+       1,229       APC Funding Corp.,
                                  5.55%, 7/22/97                      1,225,021

P-1        A-1+       2,600       Marsh & McLennan Cos.,
                                  6.20%, 7/1/97/(1)/                  2,600,000

P-1        A-1+       2,000       MetLife Funding, Inc.,
                                  5.55%, 7/1/97                       2,000,000

P-1        A-1+       2,000       Prudential Funding Corp.,
                                  5.55%, 7/15/97                      1,995,683

P-1        A-1+       2,000       SAFECO Credit Co., Inc.,
                                  5.58%, 7/3/97                       1,999,380

P-1        A-1+       2,000       SAFECO Credit Co., Inc.,
                                  5.62%, 8/5/97                       1,989,072

P-1        A-1+       1,125       USAA Capital Corp.,
                                  5.52%, 7/31/97                      1,119,825

P-1        A-1+       1,375       USAA Capital Corp.,
                                  5.54%, 10/1/97                      1,355,533

P-1        A-1+       1,500       USAA Capital Corp.,
                                  5.62%, 7/25/97                      1,494,380
--------------------------------------------------------------------------------
                                                                  $  23,428,462
--------------------------------------------------------------------------------

Oil -- 5.8%
--------------------------------------------------------------------------------
P-1        A-1+      $5,000       Chevron Oil Finance Co.,
                                  5.45%, 7/8/97                   $   4,994,705

P-1        A-1+       2,800       Exxon Imperial U.S., Inc.,
                                  5.51%, 7/9/97/(2)/                  2,796,572
--------------------------------------------------------------------------------
                                                                  $   7,791,277
--------------------------------------------------------------------------------

Pharmaceutical -- 2.4%
--------------------------------------------------------------------------------
P-1        A-1+      $3,300       Novartis Finance Corp.,
                                  5.63%, 7/3/97                   $   3,298,968
--------------------------------------------------------------------------------
                                                                  $   3,298,968
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $118,690,122)                                $ 118,690,122
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


U.S. Government Obligations -- 12.4%

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------
                     $5,000       FHLB Discount Notes,
                                  5.50%, 7/24/97                  $   4,982,431

                      6,900       FHLMC Discount Notes,
                                  5.53%, 8/1/97                       6,867,143

                      5,000       FHLB Discount Notes,
                                  5.45%, 7/30/97                      4,978,047
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $16,827,621)                                 $  16,827,621
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $135,517,743)                                $ 135,517,743
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                            $      11,998
--------------------------------------------------------------------------------

Net Assets -- 100%                                                $ 135,529,741
--------------------------------------------------------------------------------

FHLB-Federal Home Loan Bank
FHLMC-Federal Home Mortgage Corporation (Freddie Mac)

/(1)/ A security has been issued under section 4(2) of the Securities Act of 1933 is generally regarded as restricted and illiquid. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1997, the value of these securities amounted to $28,305,694 or 20.9% of the Portfolio's net assets.

/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At June 30, 1997, the value of these securities amounted to $7,476,259 or 5.5% of net assets.



                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)                                   $ 135,517,743
Cash                                                                     30,791
Deferred organization expenses (Note 1D)                                  5,008
--------------------------------------------------------------------------------
Total assets                                                      $ 135,553,542
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)                  $       3,927
Accrued expenses                                                         19,874
--------------------------------------------------------------------------------
Total liabilities                                                 $      23,801
--------------------------------------------------------------------------------
Net Assets                                                        $ 135,529,741
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $ 135,529,741
--------------------------------------------------------------------------------
Total                                                             $ 135,529,741
--------------------------------------------------------------------------------
Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                   $   3,961,722
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $     364,794
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                            4,688
Custodian fee                                                            36,180
Legal and accounting services                                            14,748
Printing and postage                                                      3,472
Amortization of organization expenses (Note 1D)                           1,352
Miscellaneous                                                             7,146
--------------------------------------------------------------------------------
Total expenses                                                    $     432,380
--------------------------------------------------------------------------------

Net investment income                                             $   3,529,342
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months Ended
Increase (Decrease)                        June 30, 1997      Year Ended
in Net Assets                              (Unaudited)        December 31, 1996
--------------------------------------------------------------------------------
From operations --
  Net investment income                    $   3,529,342      $       9,078,037
--------------------------------------------------------------------------------
Capital transactions --
  Contributions                            $ 430,829,061      $   1,075,567,385
  Withdrawals                               (490,488,732)        (1,097,885,067)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                $ (59,659,671)     $     (22,317,682)
--------------------------------------------------------------------------------

Net decrease in net assets                 $ (56,130,329)     $     (13,239,645)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 191,660,070      $     204,899,715
--------------------------------------------------------------------------------
At end of period                           $ 135,529,741      $     191,660,070
--------------------------------------------------------------------------------


                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                 Six Months Ended       Year Ended December 31,
                                                 June 30, 1997    -----------------------------------
                                                 (Unaudited)        1996        1995         1994*
-----------------------------------------------------------------------------------------------------
Ratios to average daily
net assets
-----------------------------------------------------------------------------------------------------
Expenses                                              0.60%+       0.59%         0.60%        0.58%+
Net investment income                                 4.88%+       4.83%         5.36%        4.22%+
-----------------------------------------------------------------------------------------------------
+ Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
 -------------------------------------------------------------------------------
  Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $364,794 for the period ended June 30, 1997. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1997.

4 Investment
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of investments, during the period ended June 30, 1997, exclusive of U.S. Government securities aggregated $696,987,447 and $753,104,969, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $167,064,983 and $54,971,167, respectively.

EV Money Market Funds as of June 30, 1997

INVESTMENT MANAGEMENT

EV Mutual Funds Trust
                     Officers                      Independent Trustees
                     M. Dozier Gardner             Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.
                     James B. Hawkes
                     Vice President and Trustee    Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment
                     William H. Ahern, Jr.         Banking, Harvard University Graduate School of
                     Vice President                Business Administration

                     Michael B. Terry              Norton H. Reamer
                     Vice President                President and Director, United Asset
                                                   Management Corporation
                     James L. O'Connor
                     Treasurer                     John L. Thorndike
                                                   Formerly Director, Fiduciary Company Incorporated
                     Alan R. Dynner
                     Secretary                     Jack L. Treynor
                                                   Investment Adviser and Consultant
Cash Management Portfolio
                     Officers                      Trustees
                     M. Dozier Gardner             Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.
                     James B. Hawkes
                     Vice President and Trustee    Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment
                     Michael B. Terry              Banking, Harvard University Graduate School of
                     Vice President and            Business Administration
                     Portfolio Manager
                                                   Norton H. Reamer
                     James L. O'Connor             President and Director, United Asset
                     Treasurer                     Management Corporation

                     Alan R. Dynner                John L. Thorndike
                     Secretary                     Formerly Director, Fiduciary Company Incorporated

                                                   Jack L. Treynor
                                                   Investment Adviser and Consultant

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

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


Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA  01581-5123



Eaton Vance Mutual Funds Trust
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      MMSRC-8/97